Investments in affiliates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of interests in various affiliates and joint ventures
The following is a summary of the Company's interests in its various affiliates and joint ventures, which it accounts for using the equity method:

Affiliate or joint venture name:	Interest
Nuna Group of Companies ("Nuna")
Nuna Logistics Ltd.	49%
North American Nuna Joint Venture	50%
Nuna East Ltd.	37%
Nuna Pang Contracting Ltd.	37%
Nuna West Mining Ltd.	49%
Mikisew North American Limited Partnership ("MNALP")	49%
Fargo joint ventures "Fargo"
ASN Constructors ("ASN")	30%
Red River Valley Alliance LLC ("RRVA")	15%
NAYL Realty Inc.	49%
Barrooghumba WPH Pty Ltd.	50%
Ngaliku WPH Pty Ltd.	50%

Schedule of investments in affiliates and joint ventures
The following is a summary of the Company's interests in its various affiliates and joint ventures, which it accounts for using the equity method:

Affiliate or joint venture name:	Interest
Nuna Group of Companies ("Nuna")
Nuna Logistics Ltd.	49%
North American Nuna Joint Venture	50%
Nuna East Ltd.	37%
Nuna Pang Contracting Ltd.	37%
Nuna West Mining Ltd.	49%
Mikisew North American Limited Partnership ("MNALP")	49%
Fargo joint ventures "Fargo"
ASN Constructors ("ASN")	30%
Red River Valley Alliance LLC ("RRVA")	15%
NAYL Realty Inc.	49%
Barrooghumba WPH Pty Ltd.	50%
Ngaliku WPH Pty Ltd.	50%

The following table summarizes the movement in the investments in affiliates and joint ventures balance during the year:

	December 31, 2025	December 31, 2024
Balance, beginning of the year	$84,692	$81,435
Share of net (loss) income	(11,331)	15,299
Dividends and advances received from affiliates and joint ventures	(2,204)	(7,336)
Derecognition of BNA(i)	—	(4,061)
Intercompany eliminations and other	(741)	(645)
Balance, end of the year	$70,416	$84,692
(i) On October 31, 2024, NACG acquired the remaining 50% interest in BNA Remanufacturing Limited Partnership for $4,210 from BSC Holdings, ULC, resulting in 100% ownership, with no material impact on NACG's financial statements.
The financial information for the Company's share of the investments in affiliates and joint ventures accounted for using the equity method is summarized as follows:
Balance Sheets

December 31, 2025	Fargo	MNALP	Nuna	Other entities	Total
Assets
Cash	$15,820	$10,365	$161	$362	$26,708
Other current assets	36,880	52,157	23,611	1,422	114,070
Non-current assets	276,530	11,097	18,922	6,928	313,477
Total assets	$329,230	$73,619	$42,694	$8,712	$454,255
Liabilities
Contract liabilities	$21,077	$—	$184	$57	$21,318
Other current liabilities (excluding current portion of long-term debt)	68,295	28,544	140	1,454	98,433
Long-term debt (including current portion)	221,231	28,249	4,265	5,858	259,603
Non-current liabilities	105	—	4,380	—	4,485
Total liabilities	$310,708	$56,793	$8,969	$7,369	$383,839
Net investments in affiliates and joint ventures	$18,522	$16,826	$33,725	$1,343	$70,416

December 31, 2024	Fargo	MNALP	Nuna	Other entities	Total
Assets
Cash	$78,346	$3,197	$1,518	$364	$83,425
Other current assets	5,342	43,424	36,053	1,899	86,718
Non-current assets	270,763	34,393	18,198	7,439	330,793
Total assets	$354,451	$81,014	$55,769	$9,702	$500,936
Liabilities
Contract liabilities	$69,683	$—	$2,311	$4	$71,998
Other current liabilities (excluding current portion of long-term debt)	30,528	37,401	6,045	1,900	75,874
Long-term debt (including current portion)	219,516	30,221	7,508	6,021	263,266
Non-current liabilities	341	—	4,765	—	5,106
Total liabilities	$320,068	$67,622	$20,629	$7,925	$416,244
Net investments in affiliates and joint ventures	$34,383	$13,392	$35,140	$1,777	$84,692
Statements of Operations

Year ended December 31, 2025	Fargo(i)	MNALP	Nuna	Other entities	Total
Revenue	$143,174	$307,261	$34,733	$9,432	$494,600
Gross (loss) profit	(12,311)	8,089	4,427	1,022	1,227
(Loss) income before taxes	(14,389)	5,253	(3,926)	712	(12,350)
Net (loss) income	$(14,389)	$5,253	$(2,753)	$558	$(11,331)

Year ended December 31, 2024	Fargo(i)	MNALP	Nuna	Other entities	Total
Revenue	$152,784	$294,522	$56,994	$12,837	$517,137
Gross profit	8,613	10,264	4,045	1,181	24,103
Income (loss) before taxes	10,150	7,347	(3,764)	938	14,671
Net income (loss)	$10,150	$7,347	$(3,086)	$888	$15,299
(i)Certain prior period costs within the Fargo joint venture have been reclassified from non-operating to operating to better align with NACG classifications. This reclassification has no impact on revenue, income before taxes, or net income.
The following table provides the material aggregate outstanding balances with affiliates and joint ventures. Accounts payable and accrued liabilities due to joint ventures and affiliates do not bear interest, are unsecured and without fixed terms of repayment. Accounts receivable from certain joint ventures and affiliates bear interest at various rates, and all other accounts receivable amounts are non-interest bearing.

	December 31, 2025	December 31, 2024
Accounts receivable	$66,899	$73,928
Contract assets	5,668	2,619
Other assets	475	112
Accounts payable	4,187	12,660
Accrued liabilities	16,011	9,070